Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Details) [Line Items]
Tax expense	$ 100	$ 1,000		$ 2,500
Pretax loss	$ 10,700	$ 9,300	$ 14,100	$ 17,200
Effective tax rate	0.90%	10.80%	0.10%	14.30%
Effective statutory rate	21.00%	21.00%	21.00%	21.00%
Valuation allowance					$ 4,751	$ 4,680	$ 226
Mexico [Member]
Income Taxes (Details) [Line Items]
Valuation allowance					$ 10,000